INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Federal:
Current	$ 0	$ 0	$ 0
Deferred	0	0	0
State
Current	(4,048)	(3,248)	(3,099)
Deferred	0	0	0
Sale of New Jersey Net Operating Losses	524,500	0	295,710
Net Credit for Income Taxes	$ 520,452	$ (3,248)	$ 292,611